Gross Realized Gains and Gross Realized Losses from Sales of Available for Sale Securities and Dividends and Interest on Such Securities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains on sale	₨ 5,942.0	$ 89.7	₨ 5,484.3	₨ 2,378.8
Gross realized losses on sale	(296.0)	(4.5)	(316.4)	(623.1)
Realized gains (losses), net	5,646.0	85.2	5,167.9	1,755.7
Dividends and interest	136,062.4	2,053.8	94,129.1	77,497.1
Total	₨ 141,708.4	$ 2,139.0	₨ 99,297.0	₨ 79,252.8